Investment Portfolio - January 31, 2025

(unaudited)

DISCIPLINED VALUE SERIES	SHARES	VALUE

COMMON STOCKS - 98.6%

Communication Services - 0.8%
Media - 0.8%
Fox Corp. - Class A	5,978	$305,954
The Interpublic Group of Companies, Inc.	5,204	149,199
Omnicom Group, Inc.	10,612	921,015
Total Communication Services		1,376,168
Consumer Discretionary - 5.3%
Broadline Retail - 0.8%
eBay, Inc.	21,672	1,462,427
Distributors - 0.6%
Genuine Parts Co.	7,769	903,146
LKQ Corp.	3,808	142,381
		1,045,527
Hotels, Restaurants & Leisure - 0.4%
Las Vegas Sands Corp.	14,785	677,597
Household Durables - 0.4%
Lennar Corp. - Class A	5,706	748,855
Specialty Retail - 2.7%
Best Buy Co., Inc.	8,224	706,113
Dick’s Sporting Goods, Inc.	4,241	1,018,052
The Home Depot, Inc.	4,265	1,757,095
Penske Automotive Group, Inc.	967	160,164
Williams-Sonoma, Inc.	4,833	1,021,551
		4,662,975
Textiles, Apparel & Luxury Goods - 0.4%
Ralph Lauren Corp.	898	224,231
Tapestry, Inc.	7,092	517,290
		741,521
Total Consumer Discretionary		9,338,902
Consumer Staples - 7.3%
Beverages - 0.3%
Brown-Forman Corp. - Class B	13,027	430,021
Molson Coors Beverage Co. - Class B	2,946	161,294
		591,315
Consumer Staples Distribution & Retail - 1.2%
The Kroger Co.	7,288	449,232
Sysco Corp.	21,645	1,578,354
		2,027,586
Food Products - 4.2%
Archer-Daniels-Midland Co.	16,284	834,229
Bunge Global S.A.	1,989	151,423
The Campbell’s Company	4,089	158,530
Conagra Brands, Inc.	6,944	179,780
General Mills, Inc.	23,414	1,408,118
The Hershey Co.	8,664	1,293,102
The Kraft Heinz Co.	49,023	1,462,846
Mondelez International, Inc. - Class A	31,937	1,852,027
		7,340,055
	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Staples (continued)
Household Products - 1.4%
Colgate-Palmolive Co.	13,452	$1,166,289
Kimberly-Clark Corp.	9,592	1,246,672
		2,412,961
Personal Care Products - 0.2%
Kenvue, Inc.	18,310	389,820
Total Consumer Staples		12,761,737
Energy - 16.6%
Energy Equipment & Services - 1.8%
Halliburton Co.	41,785	1,087,246
Schlumberger N.V.	49,796	2,005,783
		3,093,029
Oil, Gas & Consumable Fuels - 14.8%
Chevron Corp.	37,821	5,642,515
ConocoPhillips	34,939	3,453,021
Coterra Energy, Inc.	39,607	1,097,906
Devon Energy Corp.	16,188	552,011
EOG Resources, Inc.	14,971	1,883,202
Expand Energy Corp.	1,872	190,195
Exxon Mobil Corp.	51,101	5,459,120
Hess Corp.	6,266	871,162
HF Sinclair Corp.	2,926	105,570
Marathon Petroleum Corp.	12,659	1,844,543
Occidental Petroleum Corp.	26,933	1,256,424
Ovintiv, Inc.	3,582	151,232
Permian Resources Corp.	10,704	156,814
Phillips 66	14,823	1,747,187
Valero Energy Corp.	12,134	1,613,822
		26,024,724
Total Energy		29,117,753
Financials - 23.7%
Banks - 17.5%
Bank of America Corp.	76,096	3,523,245
Citigroup, Inc.	53,367	4,345,675
East West Bancorp, Inc.	2,064	212,530
Fifth Third Bancorp.	31,617	1,400,949
Huntington Bancshares, Inc.	73,768	1,268,810
JPMorgan Chase & Co.	27,245	7,282,588
The PNC Financial Services Group, Inc.	6,523	1,310,797
Regions Financial Corp.	11,615	286,193
Truist Financial Corp.	48,179	2,294,284
U.S. Bancorp.	53,671	2,564,400
Wells Fargo & Co.	79,912	6,297,066
		30,786,537
Capital Markets - 0.2%
Cboe Global Markets, Inc.	1,404	286,879
Insurance - 6.0%
The Allstate Corp.	7,574	1,456,707
Chubb Ltd.	5,855	1,591,857
Cincinnati Financial Corp.	8,029	1,100,375

Investment Portfolio - January 31, 2025

(unaudited)

DISCIPLINED VALUE SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Financials (continued)
Insurance (continued)
Everest Group Ltd.	1,847	$641,851
The Hartford Financial Services Group, Inc.	12,896	1,438,549
The Progressive Corp.	3,926	967,524
The Travelers Companies, Inc.	9,012	2,209,562
W. R. Berkley Corp.	19,336	1,137,537
		10,543,962
Total Financials		41,617,378
Health Care - 15.7%
Biotechnology - 2.1%
Gilead Sciences, Inc.	37,467	3,641,792
Health Care Equipment & Supplies - 3.6%
Baxter International, Inc.	20,663	672,787
Becton Dickinson & Co.	9,483	2,347,991
Medtronic plc	36,663	3,329,734
		6,350,512
Health Care Providers & Services - 3.8%
Elevance Health, Inc.	3,426	1,355,668
Humana, Inc.	2,518	738,353
Labcorp Holdings, Inc.	2,220	554,556
Quest Diagnostics, Inc.	4,515	736,397
UnitedHealth Group, Inc.	5,955	3,230,528
		6,615,502
Pharmaceuticals - 6.2%
Bristol-Myers Squibb Co.	59,028	3,479,701
Johnson & Johnson	37,863	5,760,855
Merck & Co., Inc.	13,548	1,338,813
Royalty Pharma plc - Class A	7,252	229,018
Viatris, Inc.	15,827	178,529
		10,986,916
Total Health Care		27,594,722
Industrials - 19.7%
Aerospace & Defense - 4.5%
Huntington Ingalls Industries, Inc.	635	125,260
Lockheed Martin Corp.	7,184	3,325,833
RTX Corp.	34,878	4,497,518
		7,948,611
Air Freight & Logistics - 0.9%
FedEx Corp.	6,076	1,609,350
Building Products - 0.7%
A. O. Smith Corp.	2,000	134,600
Allegion plc	1,232	163,523
Masco Corp.	8,814	698,774
Owens Corning	1,284	236,962
		1,233,859
Commercial Services & Supplies - 0.1%
RB Global, Inc. (Canada)	2,561	229,158
	SHARES	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Electrical Equipment - 1.0%
Emerson Electric Co.	10,394	$1,350,700
Rockwell Automation, Inc.	1,350	375,881
		1,726,581
Ground Transportation - 1.0%
CSX Corp.	53,094	1,745,200
Industrial Conglomerates - 2.8%
3M Co.	19,141	2,913,260
Honeywell International, Inc.	9,202	2,058,672
		4,971,932
Machinery - 7.4%
Caterpillar, Inc.	13,105	4,867,721
CNH Industrial N.V.	17,628	227,049
Cummins, Inc.	5,884	2,096,175
Deere & Co.	7,673	3,656,645
PACCAR, Inc.	14,356	1,591,793
Snap-on, Inc.	1,407	499,696
		12,939,079
Professional Services - 0.8%
Booz Allen Hamilton Holding Corp.	1,856	239,424
Broadridge Financial Solutions, Inc.	1,421	338,510
SS&C Technologies Holdings, Inc.	10,125	819,619
		1,397,553
Trading Companies & Distributors - 0.5%
Ferguson Enterprises, Inc.	4,381	793,487
Total Industrials		34,594,810
Information Technology - 3.9%
Communications Equipment - 0.8%
Cisco Systems, Inc.	23,925	1,449,855
Electronic Equipment, Instruments & Components - 0.2%
CDW Corp.	1,647	327,984
IT Services - 1.8%
Accenture plc - Class A (Ireland)	3,693	1,421,620
Cognizant Technology Solutions Corp. - Class A	20,657	1,706,475
		3,128,095
Semiconductors & Semiconductor Equipment - 1.1%
Analog Devices, Inc.	4,031	854,129
Microchip Technology, Inc.	10,258	557,009
Skyworks Solutions, Inc.	6,788	602,503
		2,013,641
Total Information Technology		6,919,575
Materials - 5.6%
Chemicals - 1.6%
CF Industries Holdings, Inc.	5,100	470,271
International Flavors & Fragrances, Inc.	3,291	286,613
The Mosaic Co.	5,021	140,036
PPG Industries, Inc.	10,879	1,255,219

Investment Portfolio - January 31, 2025

(unaudited)

DISCIPLINED VALUE SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Materials (continued)
Chemicals (continued)
Westlake Corp.	5,414	$618,658
		2,770,797
Construction Materials - 0.7%
CRH plc	12,642	1,251,937
Containers & Packaging - 1.1%
Avery Dennison Corp.	2,355	437,394
International Paper Co.	4,826	268,471
Smurfit WestRock plc	23,393	1,241,934
		1,947,799
Metals & Mining - 2.2%
Freeport-McMoRan, Inc.	14,090	505,127
Newmont Corp.	11,585	494,911
Nucor Corp.	7,508	964,252
Reliance, Inc.	1,608	465,516
Southern Copper Corp. (Mexico)	6,923	634,285
Steel Dynamics, Inc.	5,815	745,483
		3,809,574
Total Materials		9,780,107
Real Estate - 0.0%##
Specialized REITs - 0.0%##
Millrose Properties, Inc. - Class A*	2,853	31,554

TOTAL COMMON STOCKS		173,132,706
(Identified Cost $156,971,697)

SHORT-TERM INVESTMENT - 1.5%

Dreyfus Government Cash Management, Institutional Shares, 4.26%[1]
(Identified Cost $2,677,183)	2,677,183	2,677,183

TOTAL INVESTMENTS - 100.1%		175,809,889
(Identified Cost $159,648,880)
LIABILITIES, LESS OTHER ASSETS - (0.1%)		(149,553)
NET ASSETS - 100%		$175,660,336

REIT - Real Estate Investment Trust

*Non-income producing security.

## Less than 0.1%.

1Rate shown is the current yield as of January 31, 2025.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Investment Portfolio - January 31, 2025

(unaudited)

Fair Value Information:

GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value. Level 1 includes quoted prices (unadjusted) in active markets for identical financial instruments that the Series’ can access at the reporting date. Level 2 includes other significant observable inputs (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads). Level 3 includes unobservable inputs (including the Valuation Designee’s own assumptions in determining fair value). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2025 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Communication Services	$1,376,168	$1,376,168	$—	$—
Consumer Discretionary	9,338,902	9,338,902	—	—
Consumer Staples	12,761,737	12,761,737	—	—
Energy	29,117,753	29,117,753	—	—
Financials	41,617,378	41,617,378	—	—
Health Care	27,594,722	27,594,722	—	—
Industrials	34,594,810	34,594,810	—	—
Information Technology	6,919,575	6,919,575	—	—
Materials	9,780,107	9,780,107	—	—
Real Estate	31,554	—	31,554	—
Short-Term Investment	2,677,183	2,677,183	—	—
Total assets	$175,809,889	$175,778,335	$31,554	$—

#Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

There were no Level 3 securities held by the Series as of October 31, 2024 or January 31, 2025.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

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